Exhibit G.1.a.vi.

Please note that this amendment is being filed to reflect the following change to the Form N-CEN filed for the Gabelli ETFs Trust for the reporting period ending December 31, 2025:

Item B.3. Location of books and records:

This item was updated to reflect removal of State Street Bank and Trust Company.

Item B.15. Exemptive orders:

This item was updated to reflect a Yes - IC-33708

Item B.23. Rule 19a-1 notice

This item was updated to reflect a No response and Keeley Dividend ETF has been removed.

Item C.1. Background Information

This item was updated to reflect a change in fund name relating to:

Gabelli Commercial Aerospace and Defense Fund

Item C.2. Classes of open-end management investment companies

Does the Fund seek to operate as a "non-diversified company"?

This item was updated to reflect a change in fund name relating to:

Gabelli Commercial Aerospace and Defense Fund

Item C.4. Diversification

This item was updated to reflect a N response relating to:

Gabelli Love Our Planet & People ETF

Gabelli Growth Innovators ETF

Item C.7. Reliance on certain statutory exemptions and rules:

Rule 6c-11 (17 CFR 270.6c-11)

Rule 12d1-4 (17 CFR 270.12d1-4)

Rule 17e-1 (17 CFR 270.17e-1)

Rule 18f-4(f) (17 CFR 270.18f-4(f))

These items were updated to reflect a Yes response relating to:

Gabelli Commercial Aerospace and Defense ETF

Gabelli Opportunities in Live and Sports ETF

Gabelli Financial Services Opportunities ETF

Gabelli Love Our Planet & People ETF

Keeley Dividend ETF

Gabelli High Income ETF

Gabelli Growth Innovators ETF

Gabelli Global Technology Leaders ETF

Item C.8. Expense limitations:

C.8.a. Did the Fund have an expense limitation arrangement in place during the reporting period?

C.8.b. Were any expenses of the Fund reduced or waived pursuant to an expense limitation arrangement during the reporting period?

These items were updated to reflect a Yes response relating to:

Gabelli Commercial Aerospace and Defense ETF

Gabelli Opportunities in Live and Sports ETF

Gabelli Financial Services Opportunities ETF

Gabelli Global Technology Leaders ETF

Item C.15. Affiliated Broker-Dealer:

This item was updated to reflect change in Total commissions paid to the affiliated broker-dealer for the reporting period for following:

Gabelli Commercial Aerospace and Defense ETF

Gabelli Opportunities in Live and Sports ETF

Gabelli Financial Services Opportunities ETF

Gabelli Love Our Planet & People ETF

Gabelli High Income ETF

Gabelli Growth Innovators ETF

Gabelli Global Technology Leaders ETF

Item E.1.a. Exchange

This item was updated to reflect a ARCX response relating to:

Keeley Dividend ETF

Gabelli High Income ETF

Item E.2. Authorized Participants

Did the Fund require that an authorized participant post collateral to the Fund or any of its designated service providers in connection with the purchase or redemption of Fund shares during the reporting period?

This item was updated to reflect a N response relating to:

Gabelli Commercial Aerospace and Defense ETF

Gabelli Financial Services Opportunities ETF

Gabelli Love Our Planet & People ETF

Gabelli Global Technology Leaders ETF

Item E.5. In-Kind ETF

Is the Fund an “In-Kind Exchange-Traded Fund” as defined in rule 22e-4 under the 1940 Act?

This item was updated to reflect a Y response relating to:

Gabelli Commercial Aerospace and Defense ETF

Gabelli Opportunities in Live and Sports ETF

Gabelli Financial Services Opportunities ETF

Gabelli Love Our Planet & People ETF

Keeley Dividend ETF

Gabelli High Income ETF

Gabelli Growth Innovators ETF

Gabelli Global Technology Leaders ETF

Other than the update noted above, no other modifications were made to the filing as initially submitted on March 12, 2026 (Accession No. 0000940400-26-009876).